Summary Prospectus February 1, 2013, as revised July 1, 2013
Loomis Sayles Limited Term Government and
Agency Fund Ticker Symbol: Class A (NEFLX), Class B (NELBX), Class C (NECLX) and Class Y (NELYX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at ngam.natixis.com/funddocuments. You can also get this information at no cost by calling 800-225-5478 or by sending an e-mail request to NatixisFunds@ngam.natixis.com. The Fund’s Prospectus and Statement of Additional Information, each dated February 1, 2013 are incorporated by reference into this Summary Prospectus.

Investment Goal The Fund seeks high current return consistent with preservation of capital. Fund Fees & Expenses The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 55 of the Prospectus and on page 110 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).
Shareholder Fees(fees paid directly from your investment)	Class A	Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	1.00%	None
Redemption fees	None	None	None	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class Y
Management fees*	0.37%	0.37%	0.37%	0.37%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses	0.20%	0.20%	0.20%	0.20%
Total annual fund operating expenses	0.82%	1.57%	1.57%	0.57%
Fee waiver and/or expense reimbursement[1]	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.80%	1.55%	1.55%	0.55%
*	Management fees have been restated to reflect contractual changes to the Fund’s management fees effective July 1, 2013.
1	Loomis, Sayles & Company, L.P., (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.80%, 1.55%, 1.55% and 0.55% of the Fund’s average daily net assets for Class A, B, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2015 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.80%, 1.55%, 1.55% and 0.55% of the Fund’s average daily net assets for Class A, B, C, and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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Example This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first nineteen months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$379	$551	$738	$1,281
Class B	$658	$793	$1,052	$1,663
Class C	$258	$493	$852	$1,865
Class Y	$56	$179	$315	$711

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class B	$158	$322	$852	$1,663
Class C	$158	$493	$852	$1,865
Portfolio Turnover The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio. Investments, Risks and Performance Principal Investment Strategies Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Adviser follows a total return-oriented investment approach in selecting securities for the Fund. It seeks securities that will provide the Fund with an average credit quality equal to the credit rating of the U.S. Government’s long-term debt and an effective portfolio duration range of two to four years (although not all securities selected will have these characteristics and the Adviser may look for other characteristics if market conditions change). The Fund may invest in securities with credit quality above or below the credit rating of the U.S. Government’s long-term debt. In determining credit quality, the Adviser will look to the highest credit rating assigned by Standard & Poor’s Ratings Group (“S&P”), Fitch Investor Services, Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”). In deciding which securities to buy and sell, the Adviser will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, the Adviser’s expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the Adviser’s expectations concerning the potential return of those investments. In selecting investments for the Fund, the Adviser’s research analysts work closely with the Fund’s portfolio managers to develop an outlook on the economy from research produced by various financial firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank. The analysts also conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace through the use of quantitative tools such as internal and external computer systems and software. The Adviser continuously monitors an issuer’s creditworthiness to assess whether the obligation remains an appropriate investment for the Fund. The Adviser seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It emphasizes securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment. The Adviser seeks to increase the opportunity for higher yields while maintaining the greater price stability that intermediate-term bonds have compared to bonds with longer maturities. In connection with its principal investment strategies, the Fund may also invest in investment-grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144 under the Securities Act of 1933 (“Rule 144A securities”), foreign bonds denominated in U.S. dollars, asset-backed securities and mortgage-related securities including mortgage dollar rolls. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

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Principal Risks The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund. Agency Securities Risk: Agency securities are subject to fixed-income securities risk. Certain debt securities issued or guaranteed by agencies of the U.S. government are guaranteed as to the payment of principal and interest by the relevant entity but have not been backed by the full faith and credit of the U.S. government. Instead, they have been supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security and, therefore, these types of securities should be considered to be riskier than U.S. government securities. Credit Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security’s value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund’s ability to sell them. Zero-coupon bonds may be subject to these risks to a greater extent than other fixed-income securities. Rule 144A securities may be more illiquid than other fixed-income securities. Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. The value of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed income securities. Issuer Risk: The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services. Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions. Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Risk/Return Bar Chart and Table The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

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Total Returns for Class A Shares
Highest Quarterly Return: Third Quarter 2009, 2.93%
Lowest Quarterly Return: Second Quarter 2004, -1.76%
    Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.
Average Annual Total Returns (for the periods ended December 31, 2012)	Past 1 Year	Past 5 Years	Past 10 Years
Loomis Sayles Limited Term Government and Agency Fund Class A – Return Before Taxes	0.04%	4.00%	3.36%
Return After Taxes on Distributions	-0.74%	2.96%	2.15%
Return After Taxes on Distributions & Sale of Fund Shares	0.03%	2.81%	2.15%
Class B – Return Before Taxes	-2.61%	3.53%	2.92%
Class C – Return Before Taxes	1.39%	3.87%	2.92%
Class Y – Return Before Taxes	3.41%	4.90%	3.94%
Barclays U.S. 1-5 Year Government Bond Index	0.97%	3.39%	3.38%
The Fund’s current adviser assumed that function on September 1, 2003. Prior to that, it served as subadviser to the Fund, a role it assumed in June 2001. The returns shown in the bar chart and table for periods prior to September 15, 2003 reflect the results of the CDC Nvest Limited Term U.S. Government Fund, whose assets and liabilities were reorganized into the Fund on September 12, 2003. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses, or taxes. Management Investment Adviser Loomis, Sayles & Company, L.P. Portfolio Managers Christopher T. Harms, Vice President of the Adviser, has served as co-portfolio manager of the Fund since 2012. Kurt L. Wagner, CFA, CIC, Vice President of the Adviser, has served as co-portfolio manager of the Fund since 2012. Clifton V. Rowe, CFA, Vice President of the Adviser, has served as co-portfolio manager of the Fund since 2001.

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Purchase and Sale of Fund Shares Class A and C Shares The following chart shows the investment minimums for various types of accounts:
Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100
Class B Shares Class B shares of the Fund are not currently offered for sale. Class Y Shares Class Y shares of the Fund may be purchased by the following entities at the following investment minimums. A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:
  Other mutual funds, endowments, foundations, bank trust departments or trust companies.
There is no initial or subsequent investment minimum for:
  Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. (the “Distributor”). Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.
  Retirement Plans such as 401(a), 401(k) or 457 plans.
  Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.
  Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.
  Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.
Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. The Fund’s shares are available for purchase (and are redeemable on any business day) through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Tax Information Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-exempt arrangement. Payments to Broker-Dealers and Other Financial Intermediaries If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
ULT77-0713

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